Other income (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
[custom:GainOnTerminationAndRentConcessionOfLeases]	₨ 1,811	₨ 35,847	₨ 33,238
Covid 19 [member]
IfrsStatementLineItems [Line Items]
[custom:GainOnTerminationAndRentConcessionOfLeases]		₨ 8,485	₨ 22,036